Financial Risk Management - Summary of Maturity Analysis of Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (48,431)	R$ (62,064)
2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(21,681)
2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(18,764)	(15,186)
2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(9,510)	(8,108)
2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(6,535)	(5,541)
2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,786)	(4,905)
2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,123)	(4,343)
2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(2,713)	(2,300)
Rio de Janeiro Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(62,616)	(79,967)
Rio de Janeiro Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(20,110)
Rio de Janeiro Office [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(16,549)	(15,742)
Rio de Janeiro Office [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,051)	(9,625)
Rio de Janeiro Office [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,051)	(9,625)
Rio de Janeiro Office [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,051)	(9,625)
Rio de Janeiro Office [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,051)	(9,625)
Rio de Janeiro Office [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,863)	(5,615)
São Paulo Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(6,266)	(11,279)
São Paulo Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(5,013)
São Paulo Office [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(5,013)	(5,013)
São Paulo Office [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(1,253)	(1,253)
New York Office [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(1,044)
New York Office [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(1,044)
Total contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(68,852)	(92,290)
Total contractual cash flows [Member] | 2024
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities		(26,167)
Total contractual cash flows [Member] | 2025
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(21,532)	(20,755)
Total contractual cash flows [Member] | 2026
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(11,304)	(10,878)
Total contractual cash flows [Member] | 2027
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,051)	(9,625)
Total contractual cash flows [Member] | 2028
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,051)	(9,625)
Total contractual cash flows [Member] | 2029
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	(10,051)	(9,625)
Total contractual cash flows [Member] | 2030
Disclosure of detailed information about financial instruments [line items]
Gross lease liabilities	R$ (5,863)	R$ (5,615)